Financing Liabilities - Financing Liabilities Presented in Current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 1,473,624	¥ 1,236,647
Reclassification from non-current liabilities (Current portion)	1,715,158	1,680,614
Total	3,188,782	2,917,261
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	943,905	849,605
Loans [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	366,620	312,992
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	122,080	40,070
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 41,019	¥ 33,980